Note 11 - Segment Reporting - Schedule of Segment Reporting Information, by Segment (Details) - USD ($)		3 Months Ended								12 Months Ended
		Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2025	Oct. 31, 2024
Net sales		$ 19,828,929	$ 19,916,919	$ 17,549,748	$ 15,742,617	$ 19,485,565	$ 16,221,671	$ 16,112,098	$ 14,854,765	$ 73,038,213	$ 66,674,099
Cost of goods sold										50,439,277	48,469,327
Employee related expenses										15,156,256	14,540,632
Shipping expenses										1,951,899	1,565,897
Travel and entertainment expenses										690,327	610,097
Professional fees and expenses										761,950	581,837
Other (1)	[1]									4,488,836	4,282,596
Loss from operations		268,748	562,474	(429,202)	(852,352)	662,088	(1,337,553)	(1,301,137)	(1,399,685)	(450,332)	(3,376,287)
Interest expense										(1,005,276)	(1,166,630)
Gain on insurance proceeds, net										0	304,307
Other, net										31,051	49,101
Other expense, net										(974,225)	(813,222)
Loss before income taxes		47,597	306,354	(683,144)	(1,095,364)	373,175	(1,550,370)	(1,594,119)	(1,418,195)	(1,424,557)	(4,189,509)
Income tax expense										(30,297)	(20,702)
Net loss		$ 48,613	$ 301,886	$ (697,922)	$ (1,107,431)	$ 373,462	$ (1,557,053)	$ (1,601,346)	$ (1,425,274)	$ (1,454,854)	$ (4,210,211)

[1]	(1) Other is comprised of other segment SG&A expenses including certain public company expenses, corporate insurance premiums not included in employee related expenses, marketing expenses, certain office and manufacturing facility expenses and all other SG&A expenses not individually set forth in the table above, as well as royalty expense, net and amortization of intangible assets.